CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Capital Stock	Contributed Surplus	Deficit	AOCL	Non-Controlling Interest
Balance at Feb. 28, 2009	$ 34,074	$ 108,153	$ 1,301	$ (60,075)	$ (15,305)	$ 0
Balance (in shares) at Feb. 28, 2009		28,559,297
Increase (Decrease) in Stockholders' Equity
Equity financing	68,615	68,615
Equity financing (in shares)		7,493,562
Stock-based compensation	952		952
Exercise of stock options	1,120	1,812	(692)
Exercise of stock options (in shares)		753,443
Warrant exercises	379	379
Warrant exercises (in shares)		114,594
Other	51	51
Other (in shares)		14,021
Other comprehensive income (loss)	5,851	164			5,687
Net Earnings (Loss)	27,804			27,804
Balance at Feb. 28, 2010	138,846	179,174	1,561	(32,271)	(9,618)	0
Balance (in shares) at Feb. 28, 2010		36,934,917
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	1,389		1,389
Exercise of stock options	841	1,126	(285)
Exercise of stock options (in shares)		311,254
Share repurchase	(10,738)	(9,035)		(1,703)
Share repurchase (in shares)		(1,865,549)
Other	282	305	(23)
Other (in shares)		41,271
Net Earnings (Loss)	2,007			2,007
Balance at Feb. 28, 2011	132,627	171,570	2,642	(31,967)	(9,618)	0
Balance (in shares) at Feb. 28, 2011	35,421,893	35,421,893
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	1,914		1,914
Exercise of stock options	311	452	(141)
Exercise of stock options (in shares)		113,940
Stock option benefit	189		189
Other	244	242	2
Other (in shares)		50,373
Other comprehensive income (loss)	(77)				(77)
Initial formation contribution by non-controlling interest in DW-HFCL (Note 3)	555					555
Net Earnings (Loss)	(33,696)			(33,481)		(215)
Balance at Feb. 29, 2012	$ 102,067	$ 172,264	$ 4,606	$ (65,448)	$ (9,695)	$ 340
Balance (in shares) at Feb. 29, 2012	35,586,206	35,586,206